Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail of Revenue Arising from Carried-Forward Contract Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 213,609	₩ 246,843	₩ 275,965
Deferred revenue of joining/installment fee	41,824	44,204	42,100
Total	₩ 255,433	₩ 291,047	₩ 318,065